UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
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Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cato Brahde
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/  Cato Brahde        Isle of Man           November 16, 2009
       -------------------  ----------------------  --------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             22
                                               -------------

Form 13F Information Table Value Total:          $249,084
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
                                                                                                          VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      SOLE    SHARED   NONE
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER
BAKER HUGHES INC               COM           057224107  20,477    480,000 SH          SOLE               480,000
CAMERON INTERNATIONAL CORP     COM           13342B105   5,979    158,100 SH          SOLE               158,100
CORE LABORATORIES N V          COM           N22717107   5,495     53,300 SH          SOLE                53,300
DIANA SHIPPING INC             COM           Y2066G104  13,312  1,024,000 SH          SOLE             1,024,000
ENSCO INTL INC                 COM           26874Q100   6,802    159,900 SH          SOLE               159,900
FRONTLINE LTD                  SHS           G3682E127   6,940    296,700 SH          SOLE               296,700
HALLIBURTON CO                 COM           406216101  23,833    878,800 SH          SOLE               878,800
JACOBS ENGR GROUP INC DEL      COM           469814107   4,779    104,000 SH          SOLE               104,000
KNIGHTSBRIDGE TANKERS LTD      ORD           G5299G106  17,491  1,341,349 SH          SOLE             1,341,349
MASSEY ENERGY CORP             COM           576206106   2,817    101,000 SH          SOLE               101,000
NATIONAL OILWELL VARCO INC     COM           637071101  26,521    614,900 SH          SOLE               614,900
OCCIDENTAL PETE CORP DEL       COM           674599105  12,742    162,530 SH          SOLE               162,530
OVERSEAS SHIPHOLDING GROUP I   COM           690368105  12,425    332,495 SH          SOLE               332,495
PARAGON SHIPPING INC           CL A          69913R309   5,847  1,379,000 SH          SOLE             1,379,000
PETROHAWK ENERGY CORP          COM           716495106   7,043    290,900 SH          SOLE               290,900
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR 71654V408  10,832    236,000 SH          SOLE               236,000
SAFE BULKERS INC               COM           Y7388L103   4,785    589,300 SH          SOLE               589,300
SCHLUMBERGER LTD               COM           806857108  10,430    175,000 SH          SOLE               175,000
SUNPOWER CORP                  COM CL A      867652109   5,201    174,000 SH          SOLE               174,000
TESCO CORP                     COM           88157K101   4,616    578,385 SH          SOLE               578,385
TRANSOCEAN LTD                 REG SHS       H8817H100  33,288    389,200 SH          SOLE               389,200
XTO ENERGY INC                 COM           98385X106   7,429    179,800 SH          SOLE               179,800
